Offerings	Sep. 19, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $2.50 par value per share
Amount Registered | shares	20,000
Proposed Maximum Offering Price per Unit	38.26
Maximum Aggregate Offering Price	$ 765,200
Fee Rate	0.01476%
Amount of Registration Fee	$ 112.94
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”), this Registration Statement covers, in addition to the number of shares stated herein, an indeterminate amount of additional shares of the Company’s common stock, par value $2.50 per share (the “Common Stock”), that may become issuable pursuant to the anti-dilution or other adjustment provisions of (a) the Acme United Corporation 2022 Employee Stock Option Plan, as amended (the “Employee Plan”) and (b) the Acme United 2017 Non-Salaried Director Stock Option Plan (the "Director Plan").
(2)
Consisting of shares of Common Stock issuable upon exercise of options which have been granted under the Employee Plan
(4)
Determined pursuant to 457(h)(1) under the Securities Act, based upon the exercise price of the options.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $2.50 par value per share
Amount Registered | shares	180,000
Proposed Maximum Offering Price per Unit	42.49
Maximum Aggregate Offering Price	$ 7,648,200
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,128.87
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”), this Registration Statement covers, in addition to the number of shares stated herein, an indeterminate amount of additional shares of the Company’s common stock, par value $2.50 per share (the “Common Stock”), that may become issuable pursuant to the anti-dilution or other adjustment provisions of (a) the Acme United Corporation 2022 Employee Stock Option Plan, as amended (the “Employee Plan”) and (b) the Acme United 2017 Non-Salaried Director Stock Option Plan (the "Director Plan").
(3)
Consisting of shares of Common Stock issuable upon exercise of options which may be granted under the Employee Plan
(5)
Estimated pursuant to Rules 457 (c) and 457 (h)(1) under the Securities Act, solely for the purpose of calculating the registration fee, based upon the average of the high and low prices for shares of the Common Stock reported on the NYSE American on September 16, 2024.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $2.50 par value per share
Amount Registered | shares	17,500
Proposed Maximum Offering Price per Unit	38.26
Maximum Aggregate Offering Price	$ 669,550
Fee Rate	0.01476%
Amount of Registration Fee	$ 98.83
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”), this Registration Statement covers, in addition to the number of shares stated herein, an indeterminate amount of additional shares of the Company’s common stock, par value $2.50 per share (the “Common Stock”), that may become issuable pursuant to the anti-dilution or other adjustment provisions of (a) the Acme United Corporation 2022 Employee Stock Option Plan, as amended (the “Employee Plan”) and (b) the Acme United 2017 Non-Salaried Director Stock Option Plan (the "Director Plan").
(4)
Determined pursuant to 457(h)(1) under the Securities Act, based upon the exercise price of the options.
(6)
Consisting of shares of Common Stock issuable upon exercise of options which have been granted under the Director Plan.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $2.50 par value per share
Amount Registered | shares	37,500
Proposed Maximum Offering Price per Unit	42.49
Maximum Aggregate Offering Price	$ 1,593,375
Fee Rate	0.01476%
Amount of Registration Fee	$ 235.18
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”), this Registration Statement covers, in addition to the number of shares stated herein, an indeterminate amount of additional shares of the Company’s common stock, par value $2.50 per share (the “Common Stock”), that may become issuable pursuant to the anti-dilution or other adjustment provisions of (a) the Acme United Corporation 2022 Employee Stock Option Plan, as amended (the “Employee Plan”) and (b) the Acme United 2017 Non-Salaried Director Stock Option Plan (the "Director Plan").
(5)
Estimated pursuant to Rules 457 (c) and 457 (h)(1) under the Securities Act, solely for the purpose of calculating the registration fee, based upon the average of the high and low prices for shares of the Common Stock reported on the NYSE American on September 16, 2024.
(7)
Consisting of shares of Common Stock issuable upon exercise of options which may be granted under the Director Plan